GENERAL (Schedule of Unaudited Pro Forma Results) (Details) - ESC BAZ Ltd. [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Revenues	$ 94,216	$ 69,851
Net income (loss) attributable to Magal shareholders'	$ 3,198	$ (6,802)
Basic and diluted net income (loss) per share	$ 0.14	$ (0.30)